Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 138,396
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	3,052
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	17,195
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	14,965
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,980
2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	7,128
2031 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,238
Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 82,838